Condensed Consolidated Interim Statement of Cash Flows (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss		$ (4,339,832)	$ (5,944,728)	[1]
Adjustments for:
Depreciation		60,869	65,415	[1]
Share in result of an associate		237,007		[1],[2],[3]
Loss on disposal of discontinued operations		37		[1]
Unrealized foreign currency exchange loss/(gain), net		117,916	102,929	[1]
Net interest expense		2,831	568,963	[1]
Share based payments		254,288	198,792	[1]
Employee benefits		29,804	17,886	[1]
Revaluation loss derivative financial instruments			224,086	[1]
Gain on modification of financial instruments			(32,307)	[1]
Income tax loss			11,620	[1]
Total adjustments		(3,637,080)	(4,787,344)	[1]
Changes in:
Inventories			(283,866)	[1]
Trade and other receivables		(38,587)	(68,905)	[1]
Prepayments		255,449	355,645	[1]
Trade and other payables		30,987	(3,190,712)	[1]
Accrued expenses		185,461	(455,810)	[1]
Net cash used in operating activities		(3,203,770)	(8,430,992)	[1]
Cash flows from investing activities
Interest received		513	263	[1]
Disposal of subsidiaries		108		[1]
Net cash from investing activities		621	263	[1]
Cash flows from financing activities
Proceeds from offerings and warrant exercises		2,643,956	6,025,353	[1]
Transaction costs		(52,972)	(160,562)	[1]
Proceeds from loans			2,741,529	[1]
Repayment of loan			(109,661)	[1]
Repayment of lease liabilities		(72,927)	(62,519)	[1]
Interest paid		(3,344)	(21,204)	[1]
Net cash from financing activities		2,514,713	8,412,936	[1]
Net increase / (decrease) in cash and cash equivalents		(688,436)	(17,793)	[1]
Cash and cash equivalents at beginning of the period	[1]	733,701	16,641
Net effect of currency translation on cash		20,190	56,536	[1]
Cash and cash equivalents at end of the period		$ 65,455	$ 55,384	[1]

[1]	Amounts have been re-presented from those previously published to reflect the change in the Group’s presentation currency from Swiss francs to US dollars (see Note 2).
[2]	Amounts have been re-presented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).
[3]	Revised for the reclassification of certain activities as discontinued operations (see Note 2).